Consolidated Statements of Comprehensive Income - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Net income before attribution of noncontrolling interests		¥ 1,596,636	¥ 1,082,526	¥ 1,119,851
Other comprehensive income, net of tax (Note 19):
Net unrealized gains on investment securities	[1]	999,817	141,519	628,470
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges		899	(361)	3,423
Defined benefit plans		18,927	117,648	79,997
Foreign currency translation adjustments		688,518	508,130	467,259
Total		1,708,161	766,936	1,179,149
Comprehensive income		3,304,797	1,849,462	2,299,000
Net income attributable to noncontrolling interests		65,509	67,133	50,727
Other comprehensive income (loss) attributable to noncontrolling interests		(1,412)	(16,399)	8,402
Comprehensive income attributable to Mitsubishi UFJ Financial Group		¥ 3,240,700	¥ 1,798,728	¥ 2,239,871

[1]	Includes unrealized gains of ¥555 million, ¥183 million and ¥56 million, net of tax, related to debt securities with credit component realized in earnings for the fiscal years ended March 31, 2013, 2014 and 2015, respectively.